Document and Entity Information Document	Nov. 13, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Registrant Name	NAVISTAR INTERNATIONAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9618
Entity Tax Identification Number	36-3359573
Entity Address, Address Line One	2701 Navistar Drive
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	331
Local Phone Number	332-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000808450
Amendment Flag	false
New York Stock Exchange | Common Stock, par value $0.10
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	NAV
Security Exchange Name	NYSE
New York Stock Exchange | Cumulative convertible junior preference stock, Series D (par value $1.00)
Entity Information [Line Items]
Title of 12(b) Security	Cumulative convertible junior preference stock, Series D (par value $1.00)
Trading Symbol	NAV-D
Security Exchange Name	NYSE